UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2009

Gateway Fund

Gateway Investment Advisers, LLC

Management Discussion and  Performance page 1

Portfolio of Investments page 8

Financial Statements page 13

GATEWAY FUND

PORTFOLIO PROFILE

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CFA

Gateway Investment Advisers, LLC

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

What You Should Know:

The fund may invest in foreign securities traded in U.S. markets, including American Depositary Receipts. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

The fund may invest in real estate investment trusts (REITs). REITs are subject to certain risks, particularly fluctuating property values, changes in interest rates, property taxes and mortgage-related risks.

Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund’s option strategies, and for these and other reasons the fund’s option strategies may not reduce the fund’s volatility to the extent desired. From time to time, the fund may reduce its holdings in put options, resulting in an increased exposure to a market decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

Management Discussion

Stock prices remained highly volatile during the six months ended June 30, 2009. The first quarter continued the steep downturn that began in the latter part of 2008, but early in March the market began a rebound that lasted through most of the second quarter. However, economic data did little to assure investors that a protracted recovery was actually underway. Despite massive stimulus by the U.S. government and Federal Reserve Board, statistics only indicated that economic news was less negative than it had been.

Based on the net asset value of Class A shares, the Gateway Fund provided a total return of -0.83% for the six months ended June 30, 2009, assuming reinvestment of $0.28 in dividends. The fund underperformed the S&P 500 Index, which returned 3.16% for the period, and Barclays Capital U.S. Aggregate Bond Index, which returned 1.90%.

INCOME FROM OPTIONS ACTIVITY BRIDGED A PEAK AND A VALLEY

After touching a low in early March, the second quarter price rally pushed the S&P 500 Index into positive territory for the first half of 2009. Market volatility, as measured by the Chicago Board Options Exchange Volatility Index (the VIX), remained high (generally in the 40 to 50 range) during the first quarter of 2009 – levels typically associated with rapidly declining markets. But the VIX fell sharply during the second quarter, ending June 30 just over 25 – below its first-quarter level but still above its long-term historical average and in a range favorable to option sellers.

The fund’s cash flow from index option transactions remained above historical averages throughout the period, generating income that softened some of the impact of price declines in the first quarter, but offset some of the gains in stock prices in the second quarter. The strong, continuing stream of cash flow from index option activities enabled the fund to deliver solid performance for the period as a whole, while maintaining a comparatively low risk profile.

NEED FOR STIMULUS VERSUS INFLATION CONCERNS CREATE BALANCING ACT

The widespread perception that the Federal Reserve Board is determined to keep the economy moving forward by holding interest rates low may have benefited the fixed-income markets as well as stock prices in the second quarter. However, hopes for stable growth were countered by lingering fears of recession and by the government’s massive fiscal and monetary intervention, which raised concerns about the potential for inflation.

Particularly as the second quarter drew to an end, investors seemed to signal that they were willing to be patient and allow the economic picture to develop more fully. In the absence of strong assurance, we believe investors may remain cautious.

FUND POISED FOR CAUTIOUS OPTIMISM

By the end of June, the fund was fully hedged with index call options at an average strike price (selling price) that was lower than the current market price of the underlying stocks. The second-quarter declines in volatility enabled the fund to restore index put option coverage to 100% of the notional value (face amount) of the portfolio.

Virtually every investment sector came under pressure in 2008, and in the absence of strong assurance, uncertainty is likely to continue to permeate investors’ thoughts about putting their cash to work. Historically, uncertainty and caution have provided attractive market conditions for this fund to continue deploying its hedged equity strategies, generating cash inflows from options transactions.

GATEWAY FUND

Investment Results through June 30, 2009

PERFORMANCE IN PERSPECTIVE

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares1,8

Average Annual Returns — June 30, 20098

	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A (Inception 12/7/1977)[1]
Net Asset Value[2]	-0.83%	-12.79%	2.01%	2.66%
With Maximum Sales Charge[3]	-6.52	-17.79	0.81	2.05

CLASS C (Inception 2/19/2008)[1]
Net Asset Value[2]	-1.22	-13.45	1.24	1.83
With CDSC[4]	-2.19	-14.30	1.24	1.83

CLASS Y (Inception 2/19/2008)[1]
Net Asset Value[2]	-0.71	-12.58	2.07	2.69

COMPARATIVE PERFORMANCE	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
S&P 500 Index[5]	3.16%	-26.21%	-2.24%	-2.22%
Barclays Capital U.S. Aggregate Bond Index[6]	1.90	6.05	5.01	5.98
Morningstar Long-Short Fund Avg.[7]	2.20	-11.16	1.49	3.38

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS

	% of Net Assets as of
FUND COMPOSITION	6/30/09	12/31/08
Common Stocks	99.5	95.8
Put Options	1.0	0.3
Call Options Written	-4.3	-3.3
Short-Term Investments and Other	3.8	7.2

	% of Net Assets as of
TEN LARGEST HOLDINGS	6/30/09	12/31/08
Exxon Mobil Corp.	4.9	6.0
Microsoft Corp.	2.5	1.9
AT&T, Inc.	2.1	2.5
JP Morgan Chase & Co.	2.1	1.6
Procter & Gamble Co.	2.0	2.3
Johnson & Johnson	2.0	2.0
Chevron Corp.	1.9	3.0
Wells Fargo & Co.	1.8	1.7
International Business Machines Corp.	1.8	1.4
Pfizer, Inc.	1.6	1.6

	% of Net Assets as of
FIVE LARGEST INDUSTRIES	6/30/09	12/31/08
Oil, Gas & Consumable Fuels	10.1	11.2
Pharmaceuticals	7.7	7.9
Computers & Peripherals	4.7	3.4
Software	4.4	3.4
Diversified Telecommunication Services	3.7	4.3

Portfolio holdings and asset allocations will vary.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[9]	Net Expense Ratio[10]
A	1.04%	0.94%
C	1.83	1.70
Y	0.78	0.70

NOTES TO CHARTS

[1]

The returns shown include performance from the Predecessor Fund, which was reorganized to Class A shares as of the close of business on 2/15/08. The Predecessor Fund’s performance has been adjusted to reflect the sales loads of Class A shares. For the periods prior to the inception of Class C shares (2/19/08), performance shown for Class C shares is based upon the Predecessor Fund’s returns restated to reflect the higher fees and expenses of Class C shares. For the periods prior to the inception of Class Y shares (2/19/08), performance shown for Class Y shares is based upon the Predecessor Fund’s returns and has not been restated to reflect the lower expenses of Class Y shares. Performance after 2/19/08 reflects actual Class C and Class Y share performance.

[2]	Does not include a sales charge.
[3]	Includes the maximum sales charge of 5.75%.
[4]	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.
[5]	Standard & Poor’s 500 Index (“S&P 500” Index) is an unmanaged index of U.S. common stock performance.
[6]	Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of domestic debt issued by the U.S. Government, its agencies, and U.S. corporations.
[7]	Morningstar Long-Short Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
[8]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.
[9]	Before reductions and reimbursements.
[10]	After reductions and reimbursements. Expense reductions are contractual and are set to expire on 4/30/10.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2009 through June 30, 2009. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2009	ENDING ACCOUNT VALUE 6/30/2009	EXPENSES PAID DURING PERIOD* 1/1/2009 – 6/30/2009
CLASS A
Actual	$1,000.00	$991.70	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
CLASS C
Actual	$1,000.00	$987.80	$8.38
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
CLASS Y
Actual	$1,000.00	$992.90	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Fund’s Adviser and (v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group of funds, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its peer group. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June, 2009. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that, with respect to the Predecessor Fund, the Adviser or its predecessors had managed the Predecessor Fund since its inception in 1977. They considered the need for the Adviser to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund and the Predecessor Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Trustees noted that the Fund had outperformed its benchmark during the performance periods considered, but had underperformed for more recent periods when compared against a peer group of funds. The Trustees considered the fact that many of the funds in that peer group have different investment mandates, making such comparisons somewhat inapposite. The Trustees also noted that the Fund’s performance had been consistent with its investment objective of capturing the majority of the returns associated with equity investments, while exposing investors to less risk than other equity investments.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund, the Predecessor Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees considered that management had instituted expense caps. They considered the amounts waived or reimbursed by the Adviser under the caps.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	the effect of recent market and economic turmoil on the performance, asset levels and expense ratios of the Fund.

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	the Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2010.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 2.5%
9,369	Alliant Techsystems, Inc.(b)(c)	$771,631
484,677	Boeing Co. (The)(b)	20,598,773
274,690	Goodrich Corp.(b)	13,726,259
579,833	Honeywell International, Inc.(b)	18,206,756
451,752	Raytheon Co.(b)	20,071,341
804,658	United Technologies Corp.(b)	41,810,030

		115,184,790

	Air Freight & Logistics — 1.0%
910,727	United Parcel Service, Inc., Class B(b)	45,527,243

	Airlines — 0.0%
92,960	AMR Corp.(b)(c)	373,699

	Auto Components — 0.0%
163,701	Cooper Tire & Rubber Co.(b)	1,623,914

	Beverages — 2.6%
1,448,218	Coca-Cola Co. (The)(b)	69,499,982
908,771	PepsiCo, Inc.(b)	49,946,054

		119,446,036

	Biotechnology — 1.6%
644,470	Amgen, Inc.(b)(c)	34,118,242
163,493	Biogen Idec, Inc.(b)(c)	7,381,709
19,823	Cephalon, Inc.(b)(c)	1,122,973
136,834	Facet Biotech Corp.(b)(c)	1,271,188
526,016	Gilead Sciences, Inc.(b)(c)	24,638,589
652,537	PDL BioPharma, Inc.(b)	5,155,042

		73,687,743

	Capital Markets — 2.8%
871,905	Charles Schwab Corp. (The)(b)	15,293,214
382,378	Eaton Vance Corp.(b)	10,228,611
328,623	Goldman Sachs Group, Inc. (The)(b)	48,452,175
681,923	Legg Mason, Inc.(b)	16,625,283
990,574	Morgan Stanley(b)	28,241,265
370,711	Waddell & Reed Financial, Inc., Class A(b)	9,775,649

		128,616,197

	Chemicals — 1.7%
1,273,667	Dow Chemical Co. (The)(b)	20,556,985
1,038,105	E.I. Du Pont de Nemours & Co.(b)	26,596,250
270,292	Eastman Chemical Co.(b)	10,244,067
182,686	Lubrizol Corp. (The)(b)	8,642,875
542,158	Olin Corp.(b)	6,446,259
359,401	RPM International, Inc.(b)	5,045,990

		77,532,426

	Commercial Banks — 2.5%
279,039	Associated Banc-Corp(b)	3,487,988
118,460	FirstMerit Corp.(b)	2,011,451
176,926	Old National Bancorp(b)	1,737,413
1,530,595	U.S. Bancorp(b)	27,428,262
3,360,983	Wells Fargo & Co.(b)	81,537,448

		116,202,562

	Commercial Services & Supplies — 0.8%
370,171	Avery Dennison Corp.(b)	9,505,992
115,794	Deluxe Corp.(b)	1,483,321
241,852	R. R. Donnelley & Sons Co.(b)	2,810,320
193,741	Resources Connection, Inc.(b)(c)	3,326,533

Shares	Description	Value (†)

	Commercial Services & Supplies — continued
782,225	Waste Management, Inc.(b)	$22,027,456

		39,153,622

	Communications Equipment — 2.8%
3,222,680	Cisco Systems, Inc.(b)(c)	60,070,755
3,343,527	Motorola, Inc.(b)	22,167,584
33,255	Plantronics, Inc.(b)	628,852
1,001,535	QUALCOMM, Inc.(b)	45,269,382

		128,136,573

	Computers & Peripherals — 4.7%
478,447	Apple, Inc.(b)(c)	68,145,206
1,157,726	Dell, Inc.(b)(c)	15,895,578
1,314,890	Hewlett-Packard Co.(b)	50,820,498
778,278	International Business Machines Corp.(b)	81,267,789

		216,129,071

	Consumer Finance — 0.1%
613,956	Discover Financial Services(b)	6,305,328

	Containers & Packaging — 0.2%
336,220	Sonoco Products Co.(b)	8,052,469

	Distributors — 0.2%
317,636	Genuine Parts Co.(b)	10,659,864

	Diversified Financial Services — 3.5%
2,239,047	Bank of America Corp.(b)	29,555,421
3,837,157	Citigroup, Inc.(b)	11,396,356
79,956	CME Group, Inc.(b)	24,875,111
2,795,402	JP Morgan Chase & Co.(b)	95,351,162

		161,178,050

	Diversified Telecommunication Services — 3.7%
3,974,622	AT&T, Inc.(b)	98,729,610
202,280	Clearwire Corp., Class A(b)(c)	1,118,608
892,533	Frontier Communications Corp.(b)	6,372,686
2,061,831	Verizon Communications, Inc.(b)	63,360,067

		169,580,971

	Electric Utilities — 1.6%
2,286,093	Duke Energy Corp.(b)	33,354,097
79,098	Hawaiian Electric Industries, Inc.(b)	1,507,608
1,042,352	Pepco Holdings, Inc.(b)	14,009,211
621,452	Progress Energy, Inc.(b)	23,509,529

		72,380,445

	Electrical Equipment — 0.9%
909,528	Emerson Electric Co.(b)	29,468,707
28,213	First Solar, Inc.(b)(c)	4,573,892
166,529	Hubbell, Inc., Class B(b)	5,338,920

		39,381,519

	Electronic Equipment, Instruments & Components — 0.7%
1,298,837	Corning, Inc.(b)	20,859,322
571,473	Tyco Electronics Ltd.(b)	10,623,683

		31,483,005

	Energy Equipment & Services — 2.3%
69,796	Acergy SA(b)	686,793
605,971	BJ Services Co.(b)	8,259,385
65,086	CARBO Ceramics, Inc.(b)	2,225,941
79,102	Diamond Offshore Drilling, Inc.(b)	6,569,421
43,935	ENSCO International, Inc.(b)	1,532,014

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)

	Energy Equipment & Services — continued
816,642	Halliburton Co.(b)	$16,904,489
520,154	Patterson-UTI Energy, Inc.(b)	6,689,180
818,803	Schlumberger Ltd.(b)	44,305,430
301,572	Smith International, Inc.(b)	7,765,479
208,439	Tidewater, Inc.(b)	8,935,780

		103,873,912

	Food & Staples Retailing — 2.5%
1,230,636	CVS Caremark Corp.(b)	39,220,369
602,301	SUPERVALU, Inc.(b)	7,799,798
1,359,957	Wal-Mart Stores, Inc.(b)	65,876,317

		112,896,484

	Food Products — 1.3%
889,773	ConAgra Foods, Inc.(b)	16,959,073
1,460,755	Kraft Foods, Inc., Class A(b)	37,015,532
713,006	Sara Lee Corp.(b)	6,958,939

		60,933,544

	Gas Utilities — 0.9%
267,077	National Fuel Gas Co.(b)	9,636,138
284,275	Nicor, Inc.(b)	9,841,600
585,857	Oneok, Inc.(b)	17,276,923
143,226	WGL Holdings, Inc.(b)	4,586,097

		41,340,758

	Health Care Equipment & Supplies — 2.1%
544,042	Baxter International, Inc.(b)	28,812,464
1,373,686	Boston Scientific Corp.(b)(c)	13,929,176
265,616	Covidien Ltd.(b)	9,944,663
40,940	Edwards Lifesciences Corp.(b)(c)	2,785,148
52,875	Intuitive Surgical, Inc.(b)(c)	8,653,523
880,094	Medtronic, Inc.(b)	30,706,480

		94,831,454

	Health Care Providers & Services — 1.9%
650,867	Aetna, Inc.(b)	16,304,218
271,651	Coventry Health Care, Inc.(b)(c)	5,082,590
416,390	Medco Health Solutions, Inc.(b)(c)	18,991,548
1,103,868	UnitedHealth Group, Inc.(b)	27,574,623
58,689	Universal Health Services, Inc., Class B(b)	2,866,958
365,251	WellPoint, Inc.(b)(c)	18,587,623

		89,407,560

	Health Care Technology — 0.2%
125,216	Quality Systems, Inc.(b)	7,132,303

	Hotels, Restaurants & Leisure — 1.2%
889,369	International Game Technology(b)	14,140,967
691,576	McDonald’s Corp.(b)	39,758,704
57,091	Tim Hortons, Inc.(b)	1,401,013
272,949	Wendy’s/Arby’s Group, Inc., Class A(b)	1,091,796

		56,392,480

	Household Durables — 1.1%
223,558	Black & Decker Corp. (The)(b)	6,407,172
701,905	Leggett & Platt, Inc.(b)	10,690,013
621,853	Newell Rubbermaid, Inc.(b)	6,473,490
110,630	Snap-On, Inc.(b)	3,179,506
199,070	Stanley Works (The)(b)	6,736,529
435,489	Tupperware Brands Corp.(b)	11,331,424

Shares	Description	Value (†)

	Household Durables — continued
112,141	Whirlpool Corp.(b)	$4,772,721

		49,590,855

	Household Products — 2.7%
192,574	Colgate-Palmolive Co.(b)	13,622,685
377,493	Kimberly-Clark Corp.(b)	19,791,958
1,780,157	Procter & Gamble Co.(b)	90,966,022

		124,380,665

	Industrial Conglomerates — 2.1%
373,402	3M Co.(b)	22,441,460
5,707,342	General Electric Co.(b)	66,890,048
273,633	Tyco International Ltd.(b)	7,108,986

		96,440,494

	Insurance — 2.0%
111,538	Aegon NV, Sponsored ADR(b)	687,074
656,778	Allstate Corp. (The)(b)	16,025,383
2,453,934	American International Group, Inc.(b)	2,846,563
137,979	AON Corp.(b)	5,225,265
707,754	Arthur J. Gallagher & Co.(b)	15,103,470
451,140	Fidelity National Financial, Inc., Class A(b)	6,103,924
420,036	Lincoln National Corp.(b)	7,228,820
492,614	Marsh & McLennan Cos., Inc.(b)	9,916,320
130,714	Mercury General Corp.(b)	4,369,769
464,210	Old Republic International Corp.(b)	4,572,468
183,544	Travelers Cos., Inc. (The)(b)	7,532,646
67,036	Unitrin, Inc.(b)	805,773
891,191	XL Capital Ltd., Class A(b)	10,213,049
110,255	Zenith National Insurance Corp.(b)	2,396,944

		93,027,468

	Internet & Catalog Retail — 0.4%
233,255	Amazon.com, Inc.(b)(c)	19,514,113

	Internet Software & Services — 1.9%
344,803	Akamai Technologies, Inc.(b)(c)	6,613,322
890,450	eBay, Inc.(b)(c)	15,253,408
138,672	Google, Inc., Class A(b)(c)	58,462,728
291,329	VeriSign, Inc.(b)(c)	5,383,760

		85,713,218

	IT Services — 1.7%
582,718	Automatic Data Processing, Inc.(b)	20,651,526
161,354	Broadridge Financial Solutions, Inc.(b)	2,675,249
366,933	Cognizant Technology Solutions Corp., Class A(b)(c)	9,797,111
267,061	Fidelity National Information Services, Inc.(b)	5,330,538
34,416	Lender Processing Services, Inc.(b)	955,732
777,767	Paychex, Inc.(b)	19,599,729
61,036	Visa, Inc., Class A(b)	3,800,101
869,598	Western Union Co.(b)	14,261,407

		77,071,393

	Leisure Equipment & Products — 0.3%
393,969	Eastman Kodak Co.(b)	1,166,148
766,418	Mattel, Inc.(b)	12,301,009

		13,467,157

	Machinery — 2.4%
652,257	Caterpillar, Inc.(b)	21,550,571
620,854	Cummins, Inc.(b)	21,860,269
362,987	Deere & Co.(b)	14,501,331

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)

	Machinery — continued
291,372	Eaton Corp.(b)	$12,998,105
612,395	Ingersoll-Rand Ltd.(b)	12,799,055
223,507	Parker Hannifin Corp.(b)	9,601,861
119,759	Pentair, Inc.(b)	3,068,226
191,489	SPX Corp.(b)	9,377,216
295,551	Timken Co. (The)(b)	5,048,011

		110,804,645

	Media — 2.2%
862,667	News Corp., Class B(b)	9,118,390
353,071	Omnicom Group, Inc.(b)	11,149,982
269,982	Time Warner Cable, Inc.(b)	8,550,330
923,173	Time Warner, Inc.(b)	23,254,728
2,036,712	Walt Disney Co. (The)(b)	47,516,491

		99,589,921

	Metals & Mining — 1.2%
1,477,787	Alcoa, Inc.(b)	15,265,540
350,266	Companhia Siderurgica Nacional SA, Sponsored ADR(b)	7,828,445
575,535	Gerdau SA, Sponsored ADR(b)	6,025,851
375,883	Nucor Corp.(b)	16,700,482
361,991	Southern Copper Corp.(b)	7,399,096
119,313	Worthington Industries, Inc.(b)	1,526,013

		54,745,427

	Multi Utilities — 2.2%
811,508	Ameren Corp.(b)	20,198,434
869,620	Consolidated Edison, Inc.(b)	32,541,180
393,026	Integrys Energy Group, Inc.(b)	11,786,850
322,253	OGE Energy Corp.(b)	9,126,205
776,470	Public Service Enterprise Group, Inc.(b)	25,336,216

		98,988,885

	Multiline Retail — 1.0%
590,460	J.C. Penney Co., Inc.(b)	16,952,106
1,197,522	Macy’s, Inc.(b)	14,082,859
532,949	Nordstrom, Inc.(b)	10,600,356
76,144	Sears Holdings Corp.(b)(c)	5,065,099

		46,700,420

	Oil, Gas & Consumable Fuels — 10.1%
28,658	BP PLC, Sponsored ADR(b)	1,366,413
800,725	Chesapeake Energy Corp.(b)	15,878,377
1,342,031	Chevron Corp.(b)	88,909,554
64,366	CNOOC Ltd., Sponsored ADR(b)	7,918,949
1,029,820	ConocoPhillips(b)	43,314,229
226,336	CONSOL Energy, Inc.(b)	7,686,371
3,230,429	Exxon Mobil Corp.(b)	225,839,291
692,124	Occidental Petroleum Corp.(b)	45,548,681
9,362	Royal Dutch Shell PLC, Class A, Sponsored ADR(b)	469,879
701,432	Southwestern Energy Co.(b)(c)	27,250,633
126,126	StatoilHydro ASA, Sponsored ADR(b)	2,493,511

		466,675,888

	Paper & Forest Products — 0.3%
868,490	MeadWestvaco Corp.(b)	14,251,921

	Personal Products — 0.3%
508,145	Avon Products, Inc.(b)	13,099,978

	Pharmaceuticals — 7.7%
1,251,311	Abbott Laboratories(b)	58,861,670
416,427	GlaxoSmithKline PLC, Sponsored ADR(b)	14,716,530
1,596,989	Johnson & Johnson(b)	90,708,975

Shares	Description	Value (†)

	Pharmaceuticals —continued
1,716,321	Merck & Co., Inc.(b)	$47,988,335
4,968,363	Pfizer, Inc.(b)	74,525,445
1,193,599	Schering-Plough Corp.(b)	29,983,207
19,609	Teva Pharmaceutical Industries Ltd., Sponsored ADR(b)	967,508
855,235	Wyeth(b)	38,819,117

		356,570,787

	Professional Services — 0.1%
65,337	Dun & Bradstreet Corp.(b)	5,306,018

	REITs — 1.3%
96,528	Annaly Capital Management, Inc.(b)	1,461,434
906,750	Duke Realty Corp.(b)	7,952,197
123,713	Healthcare Realty Trust, Inc.(b)	2,082,090
714,544	Liberty Property Trust(b)	16,463,094
441,564	Mack-Cali Realty Corp.(b)	10,067,659
551,431	Nationwide Health Properties, Inc.(b)	14,193,834
436,061	Senior Housing Properties Trust(b)	7,116,516

		59,336,824

	Road & Rail — 0.4%
501,598	CSX Corp.(b)	17,370,339

	Semiconductors & Semiconductor Equipment — 2.8%
728,325	Advanced Micro Devices, Inc.(b)(c)	2,818,618
72,647	Altera Corp.(b)	1,182,693
440,099	Analog Devices, Inc.(b)	10,905,653
194,376	Applied Materials, Inc.(b)	2,132,305
3,081,136	Intel Corp.(b)	50,992,801
308,244	Linear Technology Corp.(b)	7,197,497
615,456	Microchip Technology, Inc.(b)	13,878,533
593,949	National Semiconductor Corp.(b)	7,454,060
530,915	NVIDIA Corp.(b)(c)	5,994,030
123,030	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	1,157,712
806,855	Texas Instruments, Inc.(b)	17,186,012
300,685	Xilinx, Inc.(b)	6,152,015

		127,051,929

	Software — 4.4%
627,934	Activision Blizzard, Inc.(b)(c)	7,930,807
451,544	Adobe Systems, Inc.(b)(c)	12,778,694
275,687	Autodesk, Inc.(b)(c)	5,232,539
4,896,740	Microsoft Corp.(b)	116,395,510
2,363,478	Oracle Corp.(b)	50,625,699
715,943	Symantec Corp.(b)(c)	11,140,073

		204,103,322

	Specialty Retail — 2.4%
204,239	Abercrombie & Fitch Co., Class A(b)	5,185,628
499,186	American Eagle Outfitters, Inc.(b)	7,073,466
333,655	Best Buy Co., Inc.(b)	11,174,106
188,193	Foot Locker, Inc.(b)	1,970,381
372,187	Gap, Inc. (The)(b)	6,103,867
1,618,065	Home Depot, Inc.(b)	38,234,876
544,142	Limited Brands, Inc.(b)	6,513,380
942,479	Lowe’s Cos., Inc.(b)	18,293,517
471,505	RadioShack Corp.(b)	6,582,210
298,393	Tiffany & Co.(b)	7,567,246
104,938	TJX Cos., Inc.(b)	3,301,349
19,019	Urban Outfitters, Inc.(b)(c)	396,927

		112,396,953

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)

	Thrifts & Mortgage Finance — 0.3%
69,554	Capitol Federal Financial(b)	$2,666,005
904,549	New York Community Bancorp, Inc.(b)	9,669,629

		12,335,634

	Tobacco — 1.7%
1,900,144	Altria Group, Inc.(b)	31,143,360
791,248	Philip Morris International, Inc.(b)	34,514,238
312,025	Reynolds American, Inc.(b)	12,050,405
194,799	Vector Group Ltd.(b)	2,783,678

		80,491,681

	Trading Companies & Distributors — 0.1%
197,469	GATX Corp.(b)	5,078,903

	Wireless Telecommunication Services — 0.1%
82,503	China Mobile Ltd., Sponsored ADR(b)	4,131,750

	Total Common Stocks (Identified Cost $4,270,795,872)	4,575,680,610

Contracts

Put Options — 1.0%
6,697	On S&P 500 Index expiring July 18, 2009 at 775	435,305
5,455	On S&P 500 Index expiring July 18, 2009 at 800	572,775
4,967	On S&P 500 Index expiring August 22, 2009 at 775	2,284,820
8,670	On S&P 500 Index expiring August 22, 2009 at 800	5,722,200
6,959	On S&P 500 Index expiring August 22, 2009 at 825	6,541,460
7,434	On S&P 500 Index expiring September 19, 2009 at 825	12,043,080
9,133	On S&P 500 Index expiring September 19, 2009 at 850	19,407,625

	Total Put Options (Identified Cost $97,622,949)	47,007,265

Principal Amount

Short-Term Investments — 3.3%
$152,871,306	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $152,871,306 on 7/01/2009 collateralized by $42,610,000 Federal Home Loan Bank, 3.375% due 8/13/2010 valued at $44,420,925; $30,000,000 Federal Home Loan Bank, 2.480% due 6/18/2010 valued at $30,327,000; $205,000 Federal Home Loan Bank, 1.625% due 7/27/2011 valued at $206,025; $13,135,000 Federal Home Loan Mortgage Corp., 2.000% due 3/16/2011 valued at $13,282,769; $35,000,000 Federal Home Loan Mortgage Corp., 2.875% due 6/28/2010 valued at $35,780,500; $24,040,000 Federal National Mortgage Association, 7.125% due 6/15/2010 valued at $25,602,600; $6,255,000 Federal National Mortgage Association, 1.750% due 4/15/2011 valued at $6,309,731 including accrued interest (Note 2g of Notes to Financial Statements) (Identified Cost $152,871,306)	152,871,306

	Total Investments — 103.8% (Identified Cost $4,521,290,127)(a)	$4,775,559,181
	Other assets less liabilities—(3.8)%	(173,948,271)

	Net Assets — 100.0%	$4,601,610,910

Contracts	Description	Value (†)

Call Options Written — (4.3%)
6,459	On S&P 500 Index expiring July 18, 2009 at 875	$(32,133,525)
5,278	On S&P 500 Index expiring July 18, 2009 at 900	(15,807,610)
6,683	On S&P 500 Index expiring July 18, 2009 at 925	(9,757,180)
6,215	On S&P 500 Index expiring August 22, 2009 at 875	(37,631,825)
10,898	On S&P 500 Index expiring August 22, 2009 at 900	(47,024,870)
6,683	On S&P 500 Index expiring August 22, 2009 at 925	(19,079,965)
7,099	On S&P 500 Index expiring September 19, 2009 at 900	(36,737,325)

	Total Call Options Written (Premium Received $242,056,113)	$(198,172,300)

(†)	See Note 2a of Notes to Financial Statements.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized appreciation on investments based on a cost of $4,521,290,127 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation which there is an excess of value over tax cost	$563,392,177
	Aggregate gross unrealized depreciation which there is an excess of tax cost over value	(309,123,123)

	Net unrealized appreciation	$254,269,054

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Net Asset Summary at June 30, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	7.7
Computers & Peripherals	4.7
Software	4.4
Diversified Telecommunication Services	3.7
Diversified Financial Services	3.5
Capital Markets	2.8
Communications Equipment	2.8
Semiconductors & Semiconductor Equipment	2.8
Household Products	2.7
Beverages	2.6
Commercial Banks	2.5
Aerospace & Defense	2.5
Food & Staples Retailing	2.5
Specialty Retail	2.4
Machinery	2.4
Energy Equipment & Services	2.3
Media	2.2
Multi Utilities	2.2
Industrial Conglomerates	2.1
Health Care Equipment & Supplies	2.1
Insurance	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	3.3

Total Investments	103.8
Other assets less liabilities (including Call Options Written)	(3.8)

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at cost	$4,521,290,127
Net unrealized appreciation	254,269,054

Investments at value	4,775,559,181
Receivable for Fund shares sold	16,404,618
Receivable for securities sold	20,520,937
Receivable from investment advisor (Note 6)	308,347
Dividends and interest receivable	7,851,633
Tax reclaims receivable	105,092

TOTAL ASSETS	4,820,749,808

LIABILITIES
Call options written, at value (premium received $242,056,113) (Note 2d)	198,172,300
Payable for Fund shares redeemed	17,830,048
Dividends payable	3,257
Management fees payable (Note 6)	2,482,752
Deferred Trustees’ fees (Note 6)	60,095
Administrative fees payable (Note 6)	41,638
Service and distribution fees payable (Note 6)	207
Other accounts payable and accrued expenses	548,601

TOTAL LIABILITIES	219,138,898

NET ASSETS	$4,601,610,910

NET ASSETS CONSIST OF:
Paid-in capital	$4,877,318,787
Distributions in excess of net investment income	(164,782)
Accumulated net realized loss on investments, options written and foreign currency transactions	(573,695,962)
Net unrealized appreciation on investments and options written	298,152,867

NET ASSETS	$4,601,610,910

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares :
Net assets	$2,821,639,167

Shares of beneficial interest	119,175,728

Net asset value and redemption price per share	$23.68

Offering price per share (100/94.25 of net asset value) (Note 1)	$25.12

Class C shares : (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$216,068,673

Shares of beneficial interest	9,150,380

Net asset value and offering price per share	$23.61

Class Y shares :
Net assets	$1,563,903,070

Shares of beneficial interest	66,069,886

Net asset value, offering and redemption price per share	$23.67

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$76,166,536
Less net foreign taxes withheld	(79,066)

76,087,470

Expenses
Management fees (Note 6)	14,664,292
Service fees - Class A (Note 6)	3,616,350
Service and distribution fees - Class C (Note 6)	953,749
Trustees’ fees and expenses (Note 6)	48,201
Administrative fees (Note 6)	1,123,157
Custodian fees and expenses	60,446
Transfer agent fees and expenses - Class A (Note 6)	1,010,574
Transfer agent fees and expenses - Class C (Note 6)	68,312
Transfer agent fees and expenses - Class Y (Note 6)	369,997
Audit and tax services fees	34,282
Legal fees	73,234
Shareholder reporting expenses	157,966
Registration fees	230,526
Miscellaneous expenses (Note 6)	93,871

Total expenses	22,504,957
Less fee reduction and/or expense reimbursement (Note 6)	(2,287,198)

Net expenses	20,217,759

Net investment income	55,869,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(417,263,879)
Options written	(87,714,319)
Foreign currency transactions	(88)
Net change in unrealized appreciation (depreciation) on:
Investments	403,234,241
Options written	(1,724,610)

Net realized and unrealized loss on investments, options written and foreign currency transactions	(103,468,655)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,598,944)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008*

FROM OPERATIONS:
Net investment income	$55,869,711	$97,678,933
Net realized gain (loss) on investments, options written and foreign currency transactions	(504,978,286)	173,890,078
Net change in unrealized appreciation (depreciation) on investments and options written	401,509,631	(1,027,784,667)

Net decrease in net assets resulting from operations	(47,598,944)	(756,215,656)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(34,422,350)	(69,859,388)
Class C	(1,740,931)	(1,598,023)
Class Y	(19,824,228)	(24,140,546)

Total distributions	(55,987,509)	(95,597,957)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(13,335,312)	1,291,647,394

Net increase (decrease) in net assets	(116,921,765)	439,833,781
NET ASSETS
Beginning of the period	4,718,532,675	4,278,698,894

End of the period	$4,601,610,910	$4,718,532,675

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(164,782)	$(46,984)

*	Includes changes in net assets of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the period from January 1, 2008 to the close of business February 15, 2008.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions

Class A*
6/30/2009(f)	$24.17	$0.28	$(0.49)	$(0.21)	$(0.28)	$(0.28)
12/31/2008	28.64	0.55	(4.49)	(3.94)	(0.53)	(0.53)
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	(0.54)
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	(0.48)
12/31/2005	24.31	0.44	0.70	1.14	(0.45)	(0.45)
12/31/2004	23.00	0.29	1.31	1.60	(0.29)	(0.29)
Class C
6/30/2009(f)	24.11	0.19	(0.49)	(0.30)	(0.20)	(0.20)
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	(0.43)
Class Y
6/30/2009(f)	24.17	0.30	(0.49)	(0.19)	(0.31)	(0.31)
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	(0.59)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Predecessor Fund (see Note 1 of Notes to Financial Statements) in exchange for Class A shares of the Fund pursuant to a plan of reorganization. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (d)	Net investment income (%) (d)	Portfolio turnover rate (%)

$23.68	(0.83)	$2,821,639	0.94	1.05	2.44	11
24.17	(13.92)	3,142,574	0.94	1.03	2.05	38
28.64	7.94	4,278,699	0.94	0.94	1.91	5
27.04	10.14	3,329,940	0.95	0.95	1.92	9
25.00	4.66	2,707,643	0.95	0.95	1.87	15
24.31	6.95	2,103,935	0.97	0.97	1.42	71

23.61	(1.22)	216,069	1.70	1.80	1.67	11
24.11	(11.74)	173,869	1.70	1.83	1.57	38

23.67	(0.71)	1,563,903	0.70	0.78	2.66	11
24.17	(11.03)	1,402,090	0.70	0.78	2.45	38

(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(f)	For the six months ended June 30, 2009 (Unaudited).

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

1.  Organization.  Gateway Fund (the “Fund”) is the sole series of Gateway Trust (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge and pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through August 26, 2009, the date the financial statements were issued, and noted no items requiring recognition in the financial statements or additional disclosures in the Notes to Financial Statements.

a.  Valuation.  Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of June 30, 2009 the total amount of put options fair valued was $47,007,265 and call options written fair valued was $198,172,300. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

The Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d.  Option Contracts.  The Fund’s investment strategy makes exclusive use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked to market to reflect current value. Premiums paid for purchasing index put options which expire are treated as realized losses. Premiums paid for purchasing index put options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

The following is a summary of Gateway Fund’s purchased option activity:

Contracts	Number of Contracts	Cost
Outstanding at 12/31/2008	25,626	$148,131,745
Options purchased	152,962	369,371,591
Options sold	(124,186)	(410,267,930)
Options expired unexercised	(5,087)	(9,612,457)

Outstanding at 6/30/2009	49,315	$97,622,949

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

The following is a summary of Gateway Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	49,526	$201,414,673
Options written	197,667	781,775,376
Options terminated in closing purchase transactions	(179,979)	(655,484,093)
Options expired unexercised	(17,899)	(85,649,843)

Outstanding at 6/30/2009	49,315	$242,056,113

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s and the Predecessor Fund’s tax positions for the open tax years as of June 30, 2009 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as foreign currency transactions, return of capital and capital gains distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, dividends payable, REIT basis adjustments, deferred Trustees’ fees, capital loss carryforwards and unrealized depreciation on open option contracts. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2008, was as follows:

2008 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$95,597,957	$—	$95,597,957

Differences between these amounts and those reported in the Statement of Changes in Net Assets, if any, are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2008, the capital loss carryforward was as follows:

Capital loss carryforward:

Expires December 31, 2014	$(145,259,142)

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments;

•

Level 2 — prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks(a)	$4,575,680,610	$—	$—	$4,575,680,610
Put Options	—	47,007,265	—	47,007,265
Short-Term Investments	152,871,306	—	—	152,871,306

Total	$4,728,551,916	$47,007,265	$—	$4,775,559,181

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options Written	$—	$(198,172,300)	$—	$(198,172,300)

(a)	Major categories of the Fund’s investments are included in the Portfolio of Investments.

4.  Derivatives.  The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal the fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

The following is a summary of derivative instruments for the Fund, as of June 30, 2009:

Asset Derivatives	Purchased Options
Equity contracts	$47,007,265

Statement of Assets and Liabilities Location	Investments at value

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

Liability Derivatives	Call Options Written
Equity contracts	$(198,172,300)
Statement of Assets and Liabilities Location	Call options written, at value

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Realized Gain (Loss)	Call Options Written	Purchased Options
Equity contracts	$ (87,714,319)	$(213,069,142)

Statement of Operations Location	Net realized gain (loss) on options written	Net realized gain (loss) on investments

Change in Appreciation (Depreciation)	Call Options Written	Purchased Options
Equity contracts	$ (1,724,610)	$ (81,133,091)

Statement of Operations Location	Net change in unrealized appreciation / depreciation on options written	Net change in unrealized appreciation / depreciation on investments

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2009 purchases and sales of securities (excluding short-term investments) were $466,808,802 and $528,999,174, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to reduce management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2010 and will be reevaluated on an annual basis. For the six months ended June 30, 2009, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

For the six months ended June 30, 2009, the management fees and reduction of management fees for the Fund were as follows:

Gross Management Fee	Reduction of Management Fee	Net Management Fee	Percentage of Average Daily Net Assets
			Gross	Net
$14,664,292	$58,966	$14,605,326	0.65%	0.65%

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

For the six months ended June 30, 2009, class specific expenses have been reimbursed in the amount of $1,377,285.

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced. The amounts subject to possible recovery under the expense limitation agreements at June 30, 2009 were as follows:

Expenses Subject to Possible Recovery until December 31, 2009
Class A	Class C	Class Y	Total
$1,938,437	$69,216	$311,499	$2,319,152

Expenses Subject to Possible Recovery until December 31, 2010
Class A	Class C	Class Y	Total
$1,048,382	$62,871	$324,998	$1,436,251

b.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors.

Natixis Advisors has contractually agreed to limit its administrative services fees attributable to the Fund for two years after the Acquisition through February 18, 2010 to an amount not to exceed on an annual basis $300,000 plus the sub-administration expenses attributable to the Fund.

For the six months ended June 30, 2009, the Fund paid the following for administrative fees to Natixis Advisors.

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$1,123,157	$850,947	$272,210

c.  Service and Distribution Fees.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2009, the Fund paid the following service and distribution fees:

Service Fee		Distribution Fee
Class A	Class C	Class C
$3,616,350	$238,437	$715,312

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customers’ shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Fees
Class A	Class C	Class Y
$758,065	$48,090	$256,704

e.  Commissions.  The Fund has been informed that commissions (including CDSCs) on Fund shares paid to Natixis Distributors by investors in shares of the Fund during the six months ended June 30, 2009 amounted to $780,468.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 unsecured committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest will be charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR rate, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, will be accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 11, 2009, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 unsecured committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2009, the Fund had no borrowings under these agreements.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations. For the six months ended June 30, 2009, amounts rebated under these agreements amounted to $42,611.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A*
Issued from the sale of shares	24,859,258	$570,710,840	69,795,618	$1,882,061,102
Issued in connection with the reinvestment of distributions	1,277,395	29,407,037	2,201,921	58,642,918
Redeemed	(36,979,707)	(844,498,423)	(91,362,102)	(2,445,916,501)

Net change	(10,843,054)	$(244,380,546)	(19,364,563)	$(505,212,481)

Class C**
Issued from the sale of shares	3,029,125	$69,619,971	7,755,618	$208,871,298
Issued in connection with the reinvestment of distributions	41,894	961,153	33,599	864,793
Redeemed	(1,130,706)	(25,542,773)	(579,150)	(14,237,085)

Net change	1,940,313	$45,038,351	7,210,067	$195,499,006

Class Y**
Issued from the sale of shares	23,722,428	$543,466,212	72,884,707	$1,981,145,009
Issued in connection with the reinvestment of distributions	626,417	14,423,696	766,406	20,099,641
Redeemed	(16,299,042)	(371,883,025)	(15,631,030)	(399,883,781)

Net change	8,049,803	$186,006,883	58,020,083	$1,601,360,869

Increase (decrease) from capital share transactions	(852,938)	$(13,335,312)	45,865,587	$1,291,647,394

*	Includes transactions of the Predecessor Fund for the period from January 1, 2008 to the close of business February 15, 2008.
**	From commencement of operations on February 19, 2008 through December 31, 2008.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2009